Segment Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Revenues:	$ 4,774,796	$ 1,092,150	$ 13,351,483	$ 3,535,357	$ 4,478,844	$ 16,828,190
Cost of revenues:	3,102,014	686,255	8,738,903	1,507,724	2,343,653	1,575,036
Gross income from continuing operations	1,672,782	405,895	4,612,580	2,027,633	2,135,191	15,253,154
Income from discontinued operations, net of taxes	136,641	994,003	385,532	5,268,086	5,601,656	2,546,931
Discontinued operations (auctions) [Member]
Segment Reporting Information [Line Items]
Revenues:	$ 136,641	$ 994,003	$ 385,532	$ 5,268,086	$ 5,601,656	9,784,732
Cost of revenues:						7,237,801
Income from discontinued operations, net of taxes	$ 136,641	$ 994,003	$ 385,532	$ 5,268,086	$ 5,601,656	2,546,931
E-Commerce and memberships [Member]
Segment Reporting Information [Line Items]
Revenues:	4,774,796	1,092,150	13,351,483	3,535,357	4,478,844	16,828,190
Cost of revenues:	3,102,014	686,255	8,738,903	1,507,724	2,343,653	1,575,036
Gross income from continuing operations	$ 1,672,782	$ 405,895	$ 4,612,580	$ 2,027,633	$ 2,135,191	$ 15,253,154